Goodwill, Software And Other Intangible Assets (Changes In Goodwill By Reportable Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Long Distance And International Communications Business	Mar. 31, 2011 Long Distance And International Communications Business	Mar. 31, 2012 Mobile Communications Business	Mar. 31, 2011 Mobile Communications Business	Mar. 31, 2012 Data Communications Business	Mar. 31, 2011 Data Communications Business	Mar. 31, 2012 Other Segment	Mar. 31, 2011 Other Segment	Mar. 31, 2010 Other Segment
Goodwill [Line Items]
Goodwill, beginning balance	¥ 747,526	¥ 499,830	¥ 191,870	¥ 39,381	¥ 426,534	¥ 419,397	¥ 126,551	¥ 38,481	¥ 2,571	¥ 2,571	¥ 2,571
Goodwill acquired during year	41,499	262,802	5,316	157,399	7,256	10,852	28,927	94,551
Impairment losses	(4,764)	(1,912)					(4,764)	(1,912)
Foreign currency translation adjustments	(12,836)	(12,599)	(10,020)	(4,910)	(1,539)	(3,120)	(1,277)	(4,569)
Other	(5)	(595)	(5)			(595)
Goodwill, ending balance	¥ 771,420	¥ 747,526	¥ 187,161	¥ 191,870	¥ 432,251	¥ 426,534	¥ 149,437	¥ 126,551	¥ 2,571	¥ 2,571	¥ 2,571